Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Current assets
Cash	$ 8,331	$ 7,629
Amounts receivable	1,958	3,140
Prepayments and other assets	1,246	1,463
Inventories	6,249	4,961
Total current assets	17,784	17,193
Other long-term assets	3,259	2,948
Mineral property, plant and equipment	77,817	64,059
Total assets	98,860	84,200
Current liabilities
Amounts payable and accrued liabilities	15,545	11,571
Income tax payable	1,411	1,081
Current portion of deferred revenue	1,653	1,549
Current portion of lease liabilities	401	65
Derivative financial instrument liabilities	2,273	3,544
Total current liabilities	21,283	17,810
Lease liabilities	942	36
Deferred revenue		178
Deferred income tax liability	9,505	4,287
Provision for reclamation	1,091	833
Total liabilities	32,821	23,144
Equity
Share capital	165,945	164,816
Share-based payments reserve	9,151	8,807
Warrants reserve	1,700	1,700
Accumulated deficit	(121,893)	(121,423)
Equity attributable to shareholders	54,903	53,900
Non-controlling interest	11,136	7,156
Total equity	66,039	61,056
Total equity and liabilities	$ 98,860	$ 84,200